Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.8%
Information Technology – 14.0%
Communications Equipment – 0.0%
Lumentum Holdings, Inc.(a)	9,470	$537,233

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	13,400	676,030
Belden, Inc.	6,136	586,908
CDW Corp./DE	34,968	6,416,628
Littelfuse, Inc.	2,108	614,082
Novanta, Inc.(a)	3,798	699,212
Shoals Technologies Group, Inc. - Class A(a)	20,858	533,105

		9,525,965

IT Services – 0.1%
DigitalOcean Holdings, Inc.(a)	11,142	447,240
MongoDB, Inc.(a)	1,570	644,843

		1,092,083

Semiconductors & Semiconductor Equipment – 3.2%
Amkor Technology, Inc.	18,273	543,622
Broadcom, Inc.	5,478	4,751,782
FormFactor, Inc.(a)	17,199	588,550
KLA Corp.	7,710	3,739,504
Kulicke & Soffa Industries, Inc.	8,412	500,093
Lattice Semiconductor Corp.(a)	8,786	843,975
MACOM Technology Solutions Holdings, Inc.(a)	6,054	396,718
Monolithic Power Systems, Inc.	670	361,954
NVIDIA Corp.	59,464	25,154,462
NXP Semiconductors NV	44,992	9,208,962
QUALCOMM, Inc.	60,310	7,179,302
Synaptics, Inc.(a)	5,610	478,982
Universal Display Corp.	5,046	727,280

		54,475,186

Software – 7.3%
ACI Worldwide, Inc.(a)	17,740	411,036
Adobe, Inc.(a)	23,484	11,483,441
Autodesk, Inc.(a)	9,220	1,886,504
CommVault Systems, Inc.(a)	8,012	581,831
Fair Isaac Corp.(a)	938	759,038
Five9, Inc.(a)	9,414	776,102
Freshworks, Inc. - Class A(a)	29,856	524,868
Gen Digital, Inc.	419,056	7,773,489
HubSpot, Inc.(a)	1,050	558,694
Manhattan Associates, Inc.(a)	4,172	833,900
Microsoft Corp.(b)	207,598	70,695,082
Monday.com Ltd.(a)	2,650	453,562
Oracle Corp.	162,484	19,350,220
PTC, Inc.(a)	5,984	851,524
ServiceNow, Inc.(a)	9,012	5,064,474
Smartsheet, Inc. - Class A(a)	12,894	493,324
Workday, Inc. - Class A(a)	13,586	3,068,716

		125,565,805

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.(b)	232,910	$45,177,359
Western Digital Corp.(a)	102,946	3,904,704
		49,082,063

		240,278,335

Health Care – 8.7%
Biotechnology – 1.3%
ACELYRIN, Inc.(a)	7,594	158,714
Arcus Biosciences, Inc.(a)	7,202	146,252
Ascendis Pharma A/S (ADR)(a)	1,834	163,596
Blueprint Medicines Corp.(a)	4,532	286,360
Intellia Therapeutics, Inc.(a)	5,088	207,448
IVERIC bio, Inc.(a)	1,736	68,254
Karuna Therapeutics, Inc.(a)	1,570	340,238
Legend Biotech Corp. (ADR)(a)	4,214	290,892
Madrigal Pharmaceuticals, Inc.(a)	1,002	231,462
Morphic Holding, Inc.(a)	3,400	194,864
Natera, Inc.(a)	12,114	589,468
Regeneron Pharmaceuticals, Inc.(a)	6,456	4,638,894
Sarepta Therapeutics, Inc.(a)	3,456	395,666
Ultragenyx Pharmaceutical, Inc.(a)	5,382	248,272
Vaxcyte, Inc.(a)	5,048	252,097
Vertex Pharmaceuticals, Inc.(a)	39,542	13,914,874
Viking Therapeutics, Inc.(a)	8,536	138,352
Vir Biotechnology, Inc.(a)	7,926	194,400

		22,460,103

Health Care Equipment & Supplies – 1.9%
Align Technology, Inc.(a)	11,062	3,911,966
AtriCure, Inc.(a)	10,610	523,710
Avantor, Inc.(a)	24,510	503,435
Edwards Lifesciences Corp.(a)	109,314	10,311,590
Envista Holdings Corp.(a)	20,780	703,195
Insulet Corp.(a)	1,296	373,688
Integra LifeSciences Holdings Corp.(a)	13,710	563,892
iRhythm Technologies, Inc.(a)	3,296	343,734
Lantheus Holdings, Inc.(a)	7,810	655,332
Medtronic PLC	123,878	10,913,564
Silk Road Medical, Inc.(a)	8,190	266,094
Zimmer Biomet Holdings, Inc.	21,448	3,122,828

		32,193,028

Health Care Providers & Services – 2.4%
Acadia Healthcare Co., Inc.(a)	8,010	637,916
Elevance Health, Inc.	16,682	7,411,646
Guardant Health, Inc.(a)	14,786	529,303

Company	Shares	U.S. $ Value

Inari Medical, Inc.(a)	7,202	$418,666
Pediatrix Medical Group, Inc.(a)	37,950	539,269
UnitedHealth Group, Inc.	64,200	30,856,608

		40,393,408

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	1,108	276,972
Illumina, Inc.(a)	31,818	5,965,369
IQVIA Holdings, Inc.(a)	59,826	13,446,864
Repligen Corp.(a)	2,728	385,762
Waters Corp.(a)	9,482	2,527,066

		22,602,033

Pharmaceuticals – 1.8%
Intra-Cellular Therapies, Inc.(a)	5,520	349,526
Johnson & Johnson	59,956	9,923,752
Pfizer, Inc.	35,952	1,318,719
Revance Therapeutics, Inc.(a)	7,464	188,914
Roche Holding AG (Sponsored ADR)	303,128	11,579,490
Viatris, Inc.	23,224	231,766
Zoetis, Inc.	46,384	7,987,788

		31,579,955

		149,228,527

Financials – 6.8%
Banks – 2.0%
Bank of America Corp.	398,366	11,429,092
BankUnited, Inc.	10,902	234,938
Comerica, Inc.	14,540	615,914
First BanCorp./Puerto Rico	50,224	613,737
First Citizens BancShares, Inc./NC - Class A	620	795,739
First Hawaiian, Inc.	31,210	562,092
PNC Financial Services Group, Inc. (The)	33,238	4,186,326
Synovus Financial Corp.	13,818	417,995
Texas Capital Bancshares, Inc.(a)	10,153	522,879
Webster Financial Corp.	11,534	435,409
Wells Fargo & Co.	298,294	12,731,188
Wintrust Financial Corp.	8,310	603,472
Zions Bancorp NA	14,725	395,514

		33,544,295

Capital Markets – 1.4%
Ares Management Corp. - Class A	4,674	450,244
Cboe Global Markets, Inc.	4,440	612,764
Charles Schwab Corp. (The)	95,020	5,385,734
Goldman Sachs Group, Inc. (The)	39,314	12,680,015
LPL Financial Holdings, Inc.	16,364	3,558,024
MarketAxess Holdings, Inc.	1,462	382,196
Moelis & Co. - Class A	10,579	479,652
PJT Partners, Inc. - Class A	6,472	450,640
Stifel Financial Corp.	10,810	645,033

		24,644,302

Company	Shares	U.S. $ Value

Financial Services – 2.2%
Flywire Corp.(a)	18,728	$581,318
PayPal Holdings, Inc.(a)	62,556	4,174,362
Shift4 Payments, Inc. - Class A(a)	8,384	569,290
Visa, Inc. - Class A	137,594	32,675,822

		38,000,792

Insurance – 1.2%
American Financial Group, Inc./OH	4,483	532,356
Everest Re Group Ltd.	2,120	724,743
Hanover Insurance Group, Inc. (The)	4,230	478,117
Kemper Corp.	8,300	400,558
Kinsale Capital Group, Inc.	2,286	855,422
Progressive Corp. (The)	96,164	12,729,096
Reinsurance Group of America, Inc.	3,101	430,078
Selective Insurance Group, Inc.	4,294	412,009
Willis Towers Watson PLC	16,818	3,960,639

		20,523,018

		116,712,407

Consumer Discretionary – 5.3%
Automobile Components – 0.0%
Dana, Inc.	22,225	377,825
Goodyear Tire & Rubber Co. (The)(a)	31,337	428,690

		806,515

Automobiles – 0.2%
Stellantis NV	197,926	3,471,605

Broadline Retail – 1.6%
Amazon.com, Inc.(a)	206,438	26,911,128
Driven Brands Holdings, Inc.(a)	21,056	569,748
Global-e Online Ltd.(a)	2,700	110,497

		27,591,373

Distributors – 0.0%
Pool Corp.	1,592	596,052

Diversified Consumer Services – 0.0%
ADT, Inc.	89,076	537,128

Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.(a)	888	2,397,892
Cava Group, Inc.(a)	5,814	238,084
Dine Brands Global, Inc.	7,881	457,334
Hilton Grand Vacations, Inc.(a)	15,330	696,595
Hyatt Hotels Corp. - Class A	37,986	4,352,436
Papa John’s International, Inc.	5,541	409,092
Planet Fitness, Inc. - Class A(a)	7,880	531,428
Restaurant Brands International, Inc.	103,522	8,025,026
Vail Resorts, Inc.	2,138	538,011
Wingstop, Inc.	3,942	789,030

		18,434,928

Household Durables – 0.1%
NVR, Inc.(a)	96	609,660
PulteGroup, Inc.	9,912	769,964
Taylor Morrison Home Corp.(a)	10,542	514,133

		1,893,757

Company	Shares	U.S. $ Value

Specialty Retail – 1.6%
AutoZone, Inc.(a)	2,720	$6,779,446
Bath & Body Works, Inc.	14,290	535,875
Burlington Stores, Inc.(a)	2,902	456,746
Dynatrace, Inc.(a)	15,046	774,418
Five Below, Inc.(a)	4,134	812,300
Home Depot, Inc. (The)	51,144	15,887,372
Lithia Motors, Inc.	2,072	630,116
Sally Beauty Holdings, Inc.(a)	32,080	396,188
Williams-Sonoma, Inc.	3,847	481,413

		26,753,874

Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.(a)	1,404	740,834
NIKE, Inc. - Class B	77,902	8,597,934
PVH Corp.	8,193	696,159
Ralph Lauren Corp.	5,270	649,791
Tapestry, Inc.	13,100	560,680

		11,245,398

		91,330,630

Industrials – 5.3%
Aerospace & Defense – 0.8%
Axon Enterprise, Inc.(a)	3,418	666,725
Curtiss-Wright Corp.	2,886	529,860
Hexcel Corp.	7,208	547,876
Howmet Aerospace, Inc.	13,328	660,486
L3Harris Technologies, Inc.	7,140	1,397,602
Raytheon Technologies Corp.	97,686	9,569,320
Spirit AeroSystems Holdings, Inc. - Class A	14,280	416,833

		13,788,702

Building Products – 0.5%
AZEK Co., Inc. (The)(a)	2,530	76,604
Builders FirstSource, Inc.(a)	10,094	1,372,784
Carlisle Cos., Inc.	2,322	595,662
Masonite International Corp.(a)	5,086	521,010
Otis Worldwide Corp.	61,488	5,473,047

		8,039,107

Commercial Services & Supplies – 0.0%
Tetra Tech, Inc.	3,598	588,973

Construction & Engineering – 0.6%
AECOM	52,682	4,461,638
Arcosa, Inc.	3,080	233,372
Dycom Industries, Inc.(a)	7,872	894,653
Fluor Corp.(a)	21,236	628,585
MasTec, Inc.(a)	28,184	3,324,867

		9,543,115

Company	Shares	U.S. $ Value

Electrical Equipment – 1.3%
Eaton Corp. PLC	69,884	$14,053,672
Regal Rexnord Corp.	46,387	7,138,959
Sensata Technologies Holding PLC	11,830	532,232
Vertiv Holdings Co.	30,417	753,429

		22,478,292

Ground Transportation – 0.8%
CSX Corp.	310,722	10,595,586
Knight-Swift Transportation Holdings, Inc.	13,705	761,450
Saia, Inc.(a)	1,836	628,322
TFI International, Inc.	4,236	482,735
XPO, Inc.(a)	12,480	736,320

		13,204,413

Industrial Conglomerates – 0.1%
Honeywell International, Inc.	4,686	972,345

Machinery – 0.7%
Crane NXT Co.	7,040	397,338
Ingersoll Rand, Inc.	8,384	547,912
ITT, Inc.	5,814	541,923
Middleby Corp. (The)(a)	3,602	532,484
Oshkosh Corp.	7,617	659,556
PACCAR, Inc.	105,678	8,839,882
Timken Co. (The)	6,980	638,879

		12,157,974

Marine Transportation – 0.0%
Star Bulk Carriers Corp.	21,960	388,692

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	12,208	649,221

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	34,480	3,847,856
FTI Consulting, Inc.(a)	2,530	481,206
Genpact Ltd.	12,803	481,009
Korn Ferry	6,840	338,854
Robert Half International, Inc.	21,331	1,604,518

		6,753,443

Trading Companies & Distributors – 0.1%
Herc Holdings, Inc.	5,780	790,993
SiteOne Landscape Supply, Inc.(a)	3,694	618,228
United Rentals, Inc.	2,680	1,193,146

		2,602,367

		91,166,644

Communication Services – 5.1%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	308,618	12,823,036

Entertainment – 0.3%
Walt Disney Co. (The)(a)	56,366	5,032,267

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.6%
Alphabet, Inc. - Class C(a)	347,850	$42,079,414
Meta Platforms, Inc. - Class A(a) (b)	67,754	19,443,756

		61,523,170

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	18,952	639,441

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	50,926	7,073,483

		87,091,397

Consumer Staples – 2.7%
Beverages – 0.7%
Coca-Cola Co. (The)	140,462	8,458,562
Constellation Brands, Inc. - Class A	17,642	4,341,979

		12,800,541

Consumer Staples Distribution & Retail – 1.5%
Costco Wholesale Corp.	18,044	9,713,990
Grocery Outlet Holding Corp.(a)	20,116	615,720
Walmart, Inc.	101,222	15,909,917

		26,239,627

Food Products – 0.1%
Freshpet, Inc.(a)	8,874	583,998
Hain Celestial Group, Inc. (The)(a)	33,030	413,205
Nomad Foods Ltd.(a)	35,057	614,199

		1,611,402

Household Products – 0.4%
Procter & Gamble Co. (The)	43,064	6,534,379

		47,185,949

Energy – 1.8%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	248,712	7,861,786
ChampionX Corp.	20,270	629,181
TechnipFMC PLC(a)	27,820	462,368

		8,953,335

Oil, Gas & Consumable Fuels – 1.3%
Cameco Corp.	24,810	777,297
Chevron Corp.	42,424	6,675,259
ConocoPhillips	8,504	880,996
EOG Resources, Inc.	95,456	10,923,984
HF Sinclair Corp.	9,311	415,364
Magnolia Oil & Gas Corp. - Class A	29,370	613,833
Matador Resources Co.	6,392	334,378
Permian Resources Corp.	37,226	407,986
Southwestern Energy Co.(a)	58,590	352,120

		21,381,217

		30,334,552

Company	Shares	U.S. $ Value

Materials – 1.2%
Chemicals – 1.1%
FMC Corp.	4,306	$449,288
Huntsman Corp.	18,650	503,923
Linde PLC	20,050	7,640,654
LyondellBasell Industries NV - Class A	109,034	10,012,592

		18,606,457

Containers & Packaging – 0.1%
Berry Global Group, Inc.	12,770	821,622

Metals & Mining – 0.0%
ATI, Inc.(a)	15,330	678,046

		20,106,125

Real Estate – 1.0%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	24,874	384,055

Health Care REITs – 0.0%
Physicians Realty Trust	37,650	526,723

Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	6,245	328,737
Prologis, Inc.	61,872	7,587,364
STAG Industrial, Inc.	19,620	703,965

		8,620,066

Residential REITs – 0.1%
Apartment Income REIT Corp.	15,700	566,613

Specialized REITs – 0.4%
American Tower Corp.	32,342	6,272,408
CubeSmart	13,937	622,426

		6,894,834

		16,992,291

Utilities – 0.9%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	81,298	6,845,208
IDACORP, Inc.	7,266	745,492
NextEra Energy, Inc.	89,004	6,604,096
Portland General Electric Co.	13,710	642,039

		14,836,835

Total Common Stocks (cost $453,558,812)		905,263,692

INVESTMENT COMPANIES – 38.0%
Funds and Investment Trusts – 38.0%(c) (d)
AB All Market Real Return Portfolio - Class Z	13,626,464	117,051,329
AB International Small Cap Portfolio - Class Z	6,919,848	76,602,710
Bernstein International Strategic Equities Portfolio - Class Z	33,910,458	388,952,950
Bernstein Small Cap Core Portfolio - Class Z	2,644,452	33,214,328
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,413,644	35,722,762

Total Investment Companies (cost $583,246,450)		651,544,079

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 1.4%
Options on Equity Indices – 1.4%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 33,860; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(a)	EUR	121,896,000	$2,694,755
FTSE 100 Index Expiration: Apr 2024; Contracts: 8,110; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	53,526,000	999,565
Nikkei 225 Index Expiration: May 2024; Contracts: 478,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(a)	JPY	12,906,000,000	1,978,806
S&P 500 Index Expiration: Jun 2024; Contracts: 264,700; Exercise Price: USD 3,675.00; Counterparty: UBS AG(a)	USD	972,772,500	18,391,597

Total Purchased Options - Puts (premiums paid $30,820,817)			24,064,723

	Shares

SHORT-TERM INVESTMENTS – 9.3%
Investment Companies – 9.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(c) (d) (e) (cost $159,853,022)		159,853,022	159,853,022

Total Investments – 101.5% (cost $1,227,479,101)(f)			1,740,725,516
Other assets less liabilities – (1.5)%			(25,994,898)

Net Assets – 100.0%			$1,714,730,618

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	716	September 2023	$68,576,331	$92,621
Hang Seng Index Futures	288	July 2023	34,561,103	3,878
MSCI Emerging Markets Futures	1,059	September 2023	52,838,805	(1,775,280)
Nikkei 225 (OSE) Futures	73	September 2023	16,780,970	528,039
OMXS 30 Index Futures	1,535	July 2023	32,965,492	3,068
S&P 500 E-Mini Futures	420	September 2023	94,253,250	2,085,340
TOPIX Index Futures	260	September 2023	41,226,654	1,320,656
U.S. T-Note 2 Yr (CBT) Futures	1,763	September 2023	358,495,031	(4,697,875)
U.S. T-Note 10 Yr (CBT) Futures	4,366	September 2023	490,151,719	(5,320,629)
U.S. Ultra Bond (CBT) Futures	1,322	September 2023	180,081,187	2,581,961

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
E-Mini Russell 2000 Futures	120	September 2023	$11,422,200	$(89,401)
Euro STOXX 50 Index Futures	706	September 2023	34,105,052	(518,734)
FTSE 100 Index Futures	238	September 2023	22,794,925	224,283
MSCI Singapore IX ETS Futures	638	July 2023	13,628,971	(28,593)
S&P Mid 400 E-Mini Futures	30	September 2023	7,932,300	(193,860)
S&P/TSX 60 Index Futures	280	September 2023	51,512,814	(835,221)
SPI 200 Futures	756	September 2023	90,158,697	(1,143,642)

				$(7,763,389)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	8,464	USD	10,471	07/21/2023	$(279,432)
Bank of America, NA	USD	36,735	GBP	29,485	07/21/2023	715,091
Bank of America, NA	EUR	14,686	USD	16,198	07/31/2023	152,309
Bank of America, NA	JPY	5,600,045	USD	40,223	08/25/2023	1,109,210
Barclays Bank PLC	USD	61,059	CAD	80,650	08/24/2023	(133,022)
Barclays Bank PLC	USD	19,213	SEK	202,871	09/13/2023	(340,350)
BNP Paribas SA	USD	32,954	NZD	53,502	08/24/2023	(126,533)
Citibank, NA	USD	2,354	CHF	2,104	07/21/2023	290
Citibank, NA	JPY	1,328,464	USD	9,476	08/25/2023	197,870
Citibank, NA	USD	65,795	AUD	96,486	08/25/2023	(1,427,790)
Deutsche Bank AG	USD	110,808	EUR	102,057	07/31/2023	697,625
Deutsche Bank AG	USD	12,302	CAD	16,464	08/24/2023	134,832
Goldman Sachs Bank USA	CHF	11,393	USD	12,665	07/21/2023	(84,327)
Goldman Sachs Bank USA	USD	12,780	GBP	10,100	07/21/2023	47,554
Goldman Sachs Bank USA	USD	22,657	GBP	17,748	07/21/2023	(114,627)
Goldman Sachs Bank USA	EUR	15,845	USD	17,225	07/31/2023	(86,290)
Goldman Sachs Bank USA	USD	18,206	EUR	16,542	07/31/2023	(131,973)
Goldman Sachs Bank USA	CAD	2,797	USD	2,128	08/24/2023	15,727
Goldman Sachs Bank USA	AUD	82,865	USD	56,365	08/25/2023	1,084,668
HSBC Bank USA	USD	12,735	EUR	11,644	07/31/2023	(13,297)
HSBC Bank USA	SEK	51,642	USD	4,804	09/13/2023	(354)
HSBC Bank USA	USD	17,529	NOK	184,059	09/13/2023	(339,241)
HSBC Bank USA	USD	14,207	SEK	151,398	09/13/2023	(123,155)
JPMorgan Chase Bank, NA	EUR	71,254	USD	77,927	07/31/2023	76,314
Morgan Stanley & Co., Inc.	CHF	67,473	USD	75,610	07/21/2023	103,995
Morgan Stanley & Co., Inc.	GBP	31,891	USD	40,592	07/21/2023	85,640
Morgan Stanley & Co., Inc.	USD	1,901	EUR	1,766	07/31/2023	28,063
Morgan Stanley & Co., Inc.	CAD	98,473	USD	73,912	08/24/2023	(478,182)
Morgan Stanley & Co., Inc.	USD	1,692	JPY	240,531	08/25/2023	(12,128)
UBS AG	USD	90,379	JPY	12,447,421	08/25/2023	(3,439,918)

						$(2,681,431)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	6,230	09/15/2023	$875

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $554,712,881 and gross unrealized depreciation of investments was $(51,910,411), resulting in net unrealized appreciation of $502,802,470.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$905,263,692	$—	$—	$905,263,692
Investment Companies	651,544,079	—	—	651,544,079
Purchased Options - Puts	—	24,064,723	—	24,064,723
Short-Term Investments	159,853,022	—	—	159,853,022

Total Investments in Securities	1,716,660,793	24,064,723	—	1,740,725,516
Other Financial Instruments(b):
Assets:
Futures	6,839,846	—	—	6,839,846
Forward Currency Exchange Contracts	—	4,449,188	—	4,449,188
Total Return Swaps	—	875	—	875
Liabilities:
Futures	(14,603,235)	—	—	(14,603,235)
Forward Currency Exchange Contracts	—	(7,130,619)	—	(7,130,619)

Total	$1,708,897,404	$21,384,167	$—	$1,730,281,571

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

							Distributions
Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2023 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$314,374	$1,363,961	$1,518,482	$0	$0	$159,853	$3,693	$0
AB All Market Real Return Portfolio	186,480	15,965	86,217	(5,647)	6,470	117,051	15,965	0
AB International Small Cap Portfolio	151,315	1,837	110,910	9,813	24,548	76,603	1,837	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	612,418	27,571	368,835	26,625	91,174	388,953	27,572	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	52,513	4,457	27,565	2,202	1,607	33,214	4,458	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	76,851	1,344	53,957	615	10,870	35,723	1,343	0
Total	$1,393,951	$1,415,135	$2,165,966	$33,608	$134,669	$811,397	$54,868	$0